UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Investment Grade Bond Central Fund Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	62.0%
AAA	0.1%
AA	0.4%
A	5.9%
BBB	21.9%
BB and Below	7.9%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of March 31, 2018*,**
Corporate Bonds	32.8%
U.S. Government and U.S. Government Agency Obligations	62.0%
Asset-Backed Securities	0.6%
CMOs and Other Mortgage Related Securities	0.6%
Municipal Bonds	1.0%
Other Investments	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 7.8%

 ** Futures and Swaps - 0.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.9%
General Motors Co. 3.5% 10/2/18	$6,330,000	$6,352,788
General Motors Financial Co., Inc.:
3.15% 1/15/20	10,728,000	10,725,738
3.25% 5/15/18	3,325,000	3,325,830
3.5% 7/10/19	7,458,000	7,505,771
4.25% 5/15/23	3,750,000	3,811,800
4.375% 9/25/21	36,356,000	37,367,377
		69,089,304
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	1,416,000	1,408,776
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	9,542,000	9,750,704
4.908% 7/23/25	6,415,000	6,552,127
5.375% 5/1/47	9,289,000	8,970,353
6.484% 10/23/45	2,345,000	2,570,280
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,231,343
4.5% 9/15/42	1,585,000	1,370,650
5.5% 9/1/41	2,836,000	2,813,579
6.55% 5/1/37	12,789,000	14,360,672
7.3% 7/1/38	4,675,000	5,590,314
8.25% 4/1/19	13,760,000	14,439,542
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	5,039,962
6.2% 3/15/40	7,609,000	8,834,989
		97,524,515

TOTAL CONSUMER DISCRETIONARY		168,022,595

CONSUMER STAPLES - 2.9%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,074,000	14,953,409
3.3% 2/1/23	16,234,000	16,237,579
3.65% 2/1/26	17,610,000	17,494,763
4.7% 2/1/36	15,370,000	16,240,917
4.9% 2/1/46	17,579,000	18,926,688
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58 (a)	8,321,000	8,505,497
		92,358,853
Food & Staples Retailing - 1.0%
CVS Health Corp.:
3.7% 3/9/23	4,200,000	4,212,902
3.875% 7/20/25	6,993,000	6,928,468
4.1% 3/25/25	16,631,000	16,734,423
4.3% 3/25/28	19,313,000	19,432,251
4.78% 3/25/38	8,598,000	8,699,909
5.05% 3/25/48	12,641,000	13,268,734
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	4,256,000	4,234,892
3.3% 11/18/21	5,048,000	5,024,816
		78,536,395
Tobacco - 0.7%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,152,389
9.25% 8/6/19	1,502,000	1,627,992
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	7,942,000	7,970,733
4.25% 7/21/25 (b)	7,942,000	8,058,069
Reynolds American, Inc.:
2.3% 6/12/18	2,779,000	2,777,588
4% 6/12/22	5,439,000	5,531,506
5.7% 8/15/35	2,047,000	2,326,093
6.15% 9/15/43	7,130,000	8,565,427
7.25% 6/15/37	9,291,000	12,196,260
		53,206,057

TOTAL CONSUMER STAPLES		224,101,305

ENERGY - 4.8%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,451,600
Noble Holding International Ltd.:
7.7% 4/1/25 (c)	3,629,000	3,211,665
8.7% 4/1/45 (c)	3,503,000	2,898,733
		9,561,998
Oil, Gas & Consumable Fuels - 4.7%
Amerada Hess Corp. 7.875% 10/1/29	3,538,000	4,331,014
Anadarko Finance Co. 7.5% 5/1/31	5,962,000	7,610,886
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,359,000	2,452,309
5.55% 3/15/26	4,842,000	5,282,844
6.6% 3/15/46	6,610,000	8,297,688
BP Capital Markets PLC 4.5% 10/1/20	3,295,000	3,414,477
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,547,000	4,037,242
Cenovus Energy, Inc. 4.25% 4/15/27	7,623,000	7,425,659
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,496,000	1,495,045
3.3% 6/1/20	7,369,000	7,352,731
4.5% 6/1/25	2,235,000	2,254,604
DCP Midstream LLC:
4.75% 9/30/21 (b)	5,140,000	5,184,975
5.35% 3/15/20 (b)	4,099,000	4,211,723
DCP Midstream Operating LP:
2.7% 4/1/19	6,241,000	6,178,590
3.875% 3/15/23	9,216,000	8,893,440
5.6% 4/1/44	9,458,000	9,564,403
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	2,382,000	2,356,567
3.9% 5/15/24 (c)	2,513,000	2,450,634
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	804,513
Enbridge, Inc.:
4.25% 12/1/26	2,430,000	2,440,383
5.5% 12/1/46	2,804,000	3,121,191
Enterprise Products Operating LP:
1.65% 5/7/18	3,253,000	3,249,877
2.55% 10/15/19	1,568,000	1,558,095
3.7% 2/15/26	8,000,000	7,922,885
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,869,136
MPLX LP 4.875% 12/1/24	2,946,000	3,087,776
Nakilat, Inc. 6.067% 12/31/33 (b)	2,653,000	2,978,523
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	44,319,433
5.625% 5/20/43	20,715,000	18,073,838
6.25% 3/17/24	1,950,000	2,058,225
7.25% 3/17/44	14,448,000	14,736,960
Petroleos Mexicanos:
4.5% 1/23/26	11,975,000	11,609,763
4.625% 9/21/23	10,480,000	10,501,903
4.875% 1/18/24	5,463,000	5,542,214
5.625% 1/23/46	10,000,000	8,917,800
6.375% 1/23/45	21,014,000	20,425,608
6.5% 3/13/27	6,600,000	7,048,800
6.5% 6/2/41	22,489,000	22,320,333
6.75% 9/21/47	7,020,000	7,103,398
Phillips 66 Partners LP 2.646% 2/15/20	617,000	611,054
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,636,000	8,515,640
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	2,154,088
4.55% 6/24/24	24,070,000	24,237,768
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,726,736
4.5% 3/1/28	1,000,000	1,001,343
4.65% 7/1/26	1,646,000	1,665,410
5.375% 6/1/21	10,236,000	10,677,452
Williams Partners LP:
4% 11/15/21	1,074,000	1,086,284
4.125% 11/15/20	1,086,000	1,103,009
4.3% 3/4/24	5,461,000	5,533,487
		356,797,756

TOTAL ENERGY		366,359,754

FINANCIALS - 13.6%
Banks - 8.0%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (b)	32,172,000	33,331,801
Bank of America Corp.:
3.004% 12/20/23 (b)(c)	13,559,000	13,294,994
3.3% 1/11/23	17,511,000	17,463,464
3.419% 12/20/28 (b)(c)	3,992,000	3,821,198
3.5% 4/19/26	16,328,000	16,032,813
3.705% 4/24/28 (c)	50,000,000	49,132,744
3.95% 4/21/25	6,208,000	6,149,985
4.25% 10/22/26	7,558,000	7,606,224
5.65% 5/1/18	3,780,000	3,789,518
Barclays PLC:
2.75% 11/8/19	6,297,000	6,246,252
4.375% 1/12/26	7,220,000	7,227,487
Citigroup, Inc.:
3.142% 1/24/23 (c)	30,000,000	29,629,783
3.875% 3/26/25	15,450,000	15,280,665
4.05% 7/30/22	2,408,000	2,446,303
4.3% 11/20/26	17,000,000	16,998,642
4.4% 6/10/25	7,315,000	7,446,407
5.5% 9/13/25	22,132,000	23,985,120
Citizens Bank NA 2.55% 5/13/21	2,275,000	2,220,438
Citizens Financial Group, Inc.:
4.15% 9/28/22 (b)	6,796,000	6,871,991
4.3% 12/3/25	14,216,000	14,369,338
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	7,788,000	7,710,438
3.75% 3/26/25	7,780,000	7,594,335
3.8% 9/15/22	11,780,000	11,858,618
3.8% 6/9/23	12,499,000	12,518,183
Discover Bank 7% 4/15/20	5,075,000	5,422,571
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,124,550
8.25% 3/1/38	1,976,000	2,832,233
HBOS PLC 6.75% 5/21/18 (b)	3,118,000	3,134,312
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,948,129
5.25% 3/14/44	2,847,000	3,126,813
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,318,859
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	5,036,000	4,967,249
JPMorgan Chase & Co.:
2.95% 10/1/26	18,469,000	17,364,141
3.875% 9/10/24	50,822,000	50,715,604
4.125% 12/15/26	32,394,000	32,534,285
MUFG Americas Holdings Corp. 2.25% 2/10/20	7,416,000	7,301,428
Rabobank Nederland 4.375% 8/4/25	12,226,000	12,342,127
Regions Bank 6.45% 6/26/37	7,667,000	9,258,850
Regions Financial Corp. 3.2% 2/8/21	4,129,000	4,120,729
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	41,596,652
6% 12/19/23	41,227,000	43,902,004
6.1% 6/10/23	22,609,000	23,994,231
6.125% 12/15/22	11,163,000	11,842,748
Synchrony Bank 3% 6/15/22	6,289,000	6,078,324
		610,952,580
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,033,000	8,851,949
4.25% 2/15/24	3,486,000	3,596,178
Deutsche Bank AG 4.5% 4/1/25	17,307,000	16,750,938
Deutsche Bank AG New York Branch:
3.15% 1/22/21	8,705,000	8,573,790
3.3% 11/16/22	13,570,000	13,186,523
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	27,355,000	26,771,752
3.2% 2/23/23	41,200,000	40,591,039
5.15% 5/22/45	9,000,000	9,693,428
6.75% 10/1/37	18,359,000	22,968,604
IntercontinentalExchange, Inc. 3.75% 12/1/25	4,530,000	4,590,418
Lazard Group LLC 4.25% 11/14/20	5,574,000	5,728,220
Moody's Corp.:
3.25% 1/15/28 (b)	3,317,000	3,155,218
4.875% 2/15/24	3,115,000	3,303,631
Morgan Stanley:
3.125% 1/23/23	8,750,000	8,622,014
3.125% 7/27/26	18,543,000	17,536,782
4% 7/23/25	10,033,000	10,115,534
4.875% 11/1/22	27,262,000	28,557,787
5% 11/24/25	15,331,000	16,022,908
5.75% 1/25/21	13,341,000	14,215,498
7.3% 5/13/19	3,747,000	3,926,044
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	8,000,000	8,058,756
UBS AG Stamford Branch 2.35% 3/26/20	3,650,000	3,598,407
		278,415,418
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	2,393,000	2,356,603
Capital One Financial Corp. 3.8% 1/31/28	6,355,000	6,151,136
Discover Financial Services:
3.85% 11/21/22	4,015,000	4,017,731
3.95% 11/6/24	5,006,000	4,949,930
4.1% 2/9/27	6,618,000	6,560,585
5.2% 4/27/22	3,503,000	3,672,271
Ford Motor Credit Co. LLC 2.24% 6/15/18	9,072,000	9,060,933
Synchrony Financial:
3% 8/15/19	2,690,000	2,681,675
3.75% 8/15/21	4,062,000	4,095,203
4.25% 8/15/24	4,089,000	4,062,848
		47,608,915
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,959,000	6,820,917
Voya Financial, Inc. 3.125% 7/15/24	3,911,000	3,762,764
		10,583,681
Insurance - 1.2%
American International Group, Inc. 3.75% 7/10/25	13,815,000	13,595,917
Aon Corp. 5% 9/30/20	1,574,000	1,643,221
Aon PLC 4% 11/27/23	13,880,000	14,265,454
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (b)(c)(d)	11,559,000	11,559,000
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	5,457,000	5,736,656
6.5% 3/15/35 (b)	4,626,000	5,755,326
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,091,415
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,442,930
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	13,676,000	15,047,435
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	2,167,000	2,161,455
4.125% 11/1/24 (b)	3,142,000	3,197,586
Unum Group:
5.625% 9/15/20	3,364,000	3,554,093
5.75% 8/15/42	6,479,000	7,537,435
		88,587,923

TOTAL FINANCIALS		1,036,148,517

HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	1,950,000	1,936,946
Health Care Providers & Services - 0.8%
HCA Holdings, Inc.:
3.75% 3/15/19	11,294,000	11,336,917
4.25% 10/15/19	4,510,000	4,543,825
4.75% 5/1/23	360,000	364,050
5.875% 3/15/22	430,000	453,113
6.5% 2/15/20	38,271,000	40,136,711
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,113,882
		59,948,498
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	1,962,351
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20	6,503,000	6,468,743
3.45% 3/15/22	11,300,000	11,200,240
Mylan NV:
2.5% 6/7/19	5,537,000	5,493,592
3.15% 6/15/21	11,288,000	11,137,484
3.95% 6/15/26	3,635,000	3,523,527
Perrigo Finance PLC 3.5% 12/15/21	767,000	770,149
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,242,000	4,719,513
3.15% 10/1/26	4,467,000	3,583,699
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,167,129
		49,064,076

TOTAL HEALTH CARE		112,911,871

INDUSTRIALS - 0.5%
Airlines - 0.0%
Continental Airlines, Inc. 6.545% 2/2/19	191,110	195,659
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	187,365	191,698
		387,357
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3% 9/15/23	1,596,000	1,528,601
3.375% 6/1/21	3,658,000	3,663,142
3.75% 2/1/22	7,687,000	7,753,444
3.875% 4/1/21	5,784,000	5,869,883
4.25% 9/15/24	6,449,000	6,534,780
4.75% 3/1/20	6,486,000	6,667,541
		32,017,391
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (c)	2,756,000	3,072,940

TOTAL INDUSTRIALS		35,477,688

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	7,460,000	7,718,385
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co. 4.25% 11/15/20	1,596,000	1,637,128
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 9/27/22 (b)	2,677,000	2,709,796
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (b)(c)	3,054,000	3,214,335
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	2,325,000	2,258,249
4.5% 8/1/47 (b)	2,360,000	2,380,367
		10,562,747

TOTAL MATERIALS		12,199,875

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,591,208
4.6% 4/1/22	1,840,000	1,916,334
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,611,071
American Tower Corp. 2.8% 6/1/20	14,800,000	14,689,139
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,177,043
4.25% 1/15/24	5,830,000	6,000,303
Corporate Office Properties LP 5% 7/1/25	4,995,000	5,157,689
DDR Corp.:
3.625% 2/1/25	3,640,000	3,484,686
4.25% 2/1/26	2,872,000	2,852,473
4.625% 7/15/22	3,879,000	4,020,128
Duke Realty LP:
3.25% 6/30/26	1,063,000	1,018,585
4.375% 6/15/22	13,137,000	13,598,781
Equity One, Inc. 3.75% 11/15/22	7,500,000	7,549,633
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,896,869
4.75% 7/15/20	3,181,000	3,296,895
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,854,477
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,609,552
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,663,082
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,718,901
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	12,759,000	12,748,713
4.5% 1/15/25	4,308,000	4,209,921
4.5% 4/1/27	26,195,000	25,224,969
4.75% 1/15/28	8,836,000	8,568,815
4.95% 4/1/24	2,418,000	2,467,025
5.25% 1/15/26	9,242,000	9,378,018
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,619,046
5% 12/15/23	1,288,000	1,310,956
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,131,941
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,716,704
4.6% 4/1/24	14,578,000	14,942,114
		191,025,071
Real Estate Management & Development - 1.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,585,000	7,650,065
3.95% 11/15/27	4,992,000	4,839,062
4.1% 10/1/24	7,694,000	7,687,030
4.55% 10/1/29	8,071,000	8,067,810
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	20,858,124
Digital Realty Trust LP 3.95% 7/1/22	5,514,000	5,614,624
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,314,959
Liberty Property LP:
3.25% 10/1/26	2,798,000	2,661,196
3.375% 6/15/23	3,033,000	3,012,731
4.125% 6/15/22	2,690,000	2,767,083
4.75% 10/1/20	4,767,000	4,930,862
Mack-Cali Realty LP:
3.15% 5/15/23	10,776,000	9,741,878
4.5% 4/18/22	11,607,000	11,266,401
Mid-America Apartments LP 4% 11/15/25	1,859,000	1,864,582
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,087,125
Tanger Properties LP:
3.125% 9/1/26	3,700,000	3,390,744
3.75% 12/1/24	5,090,000	4,993,842
3.875% 12/1/23	3,062,000	3,041,734
3.875% 7/15/27	10,856,000	10,487,064
Ventas Realty LP:
3.125% 6/15/23	1,879,000	1,840,019
3.5% 2/1/25	2,171,000	2,112,801
4% 3/1/28	3,211,000	3,159,090
4.125% 1/15/26	2,587,000	2,605,705
4.375% 2/1/45	1,297,000	1,255,006
		130,249,537

TOTAL REAL ESTATE		321,274,608

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.45% 6/30/20	5,357,000	5,294,814
3.6% 2/17/23	9,669,000	9,723,530
4.5% 3/9/48	20,000,000	18,461,739
5.875% 10/1/19	5,356,000	5,584,449
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	318,834
CenturyLink, Inc. 6.15% 9/15/19	3,031,000	3,114,353
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,267,431
4.522% 9/15/48	4,070,000	3,914,579
5.012% 4/15/49	24,694,000	25,548,258
		92,227,987
UTILITIES - 1.7%
Electric Utilities - 1.1%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,561,000	3,847,490
6.4% 9/15/20 (b)	11,762,000	12,584,343
FirstEnergy Corp.:
4.25% 3/15/23	28,183,000	28,851,656
7.375% 11/15/31	10,199,000	13,404,141
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	3,985,600
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,000,000	13,001,300
3.7% 9/1/24	2,954,000	2,892,208
LG&E and KU Energy LLC 3.75% 11/15/20	612,000	620,591
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,709,239
		80,896,568
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,623,266
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	1,748,000	1,727,120
2.7% 6/15/21	1,721,000	1,681,579
		3,408,699
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (c)(d)	21,923,000	21,100,888
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (c)(d)	5,100,000	5,023,500
Puget Energy, Inc.:
6% 9/1/21	8,731,000	9,469,456
6.5% 12/15/20	2,803,000	3,023,033
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (c)(d)	3,850,000	3,753,750
		42,370,627

TOTAL UTILITIES		128,299,160

TOTAL NONCONVERTIBLE BONDS
(Cost $2,491,820,423)		2,504,741,745

U.S. Government and Government Agency Obligations - 42.8%
U.S. Treasury Inflation-Protected Obligations - 7.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$152,995,410	$147,230,203
1% 2/15/46	72,044,907	73,631,465
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	71,191,286	71,101,790
0.125% 4/15/20	73,773,268	73,443,762
0.375% 7/15/25	229,822,974	226,704,414

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		592,111,634

U.S. Treasury Obligations - 35.1%
U.S. Treasury Bonds:
2.5% 2/15/46 (e)	98,520,000	89,467,348
3% 11/15/45	97,742,000	98,083,780
3% 2/15/47	140,439,000	140,881,563
U.S. Treasury Notes:
0.75% 9/30/18	181,995,000	180,935,733
1.25% 10/31/21	466,359,000	446,860,619
1.75% 6/30/22	1,152,012,000	1,116,204,189
1.875% 7/31/22	277,300,000	269,782,616
2.25% 2/15/27	144,750,000	139,025,417
2.375% 5/15/27	200,000,000	193,899,392

TOTAL U.S. TREASURY OBLIGATIONS		2,675,140,657

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,323,808,954)		3,267,252,291

U.S. Government Agency - Mortgage Securities - 19.6%
Fannie Mae - 9.2%
12 month U.S. LIBOR + 1.479% 3.195% 5/1/33 (c)(d)	5,083	5,202
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (c)(d)	59,149	61,542
12 month U.S. LIBOR + 1.650% 3.39% 7/1/35 (c)(d)	251,732	262,258
12 month U.S. LIBOR + 1.728% 3.478% 11/1/36 (c)(d)	497,325	526,745
12 month U.S. LIBOR + 1.745% 3.54% 7/1/35 (c)(d)	57,839	59,428
12 month U.S. LIBOR + 1.878% 3.561% 3/1/36 (c)(d)	165,924	171,102
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (c)(d)	63,915	67,442
12 month U.S. LIBOR + 1.906% 3.688% 5/1/36 (c)(d)	231,616	243,654
6 month U.S. LIBOR + 1.313% 2.813% 5/1/34 (c)(d)	360,663	366,896
6 month U.S. LIBOR + 1.383% 2.909% 9/1/33 (c)(d)	300,641	304,300
6 month U.S. LIBOR + 1.535% 3.001% 12/1/34 (c)(d)	49,190	50,516
6 month U.S. LIBOR + 1.535% 3.112% 3/1/35 (c)(d)	26,412	27,134
6 month U.S. LIBOR + 2.460% 4.125% 3/1/36 (c)(d)	213,678	226,199
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (c)(d)	22,532	23,777
U.S. TREASURY 1 YEAR INDEX + 2.232% 3.615% 8/1/36 (c)(d)	865,863	897,059
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (c)(d)	39,284	41,437
U.S. TREASURY 1 YEAR INDEX + 2.475% 3.727% 5/1/35 (c)(d)	94,280	100,017
2.5% 11/1/31 to 8/1/43	11,160,277	10,620,434
3% 4/1/27 to 12/1/46	191,687,257	188,260,297
3.5% 12/1/25 to 12/1/47	182,538,283	184,050,275
4% 11/1/31 to 6/1/47	135,893,642	140,332,357
4% 4/1/48 (a)	62,300,000	63,925,768
4.5% 8/1/39 to 2/1/45	13,770,997	14,553,624
5% 10/1/21 to 11/1/44	28,827,377	31,042,672
5.5% 5/1/18 to 5/1/44	35,425,736	38,879,766
6% 7/1/19 to 1/1/42	23,448,876	26,035,608
7% 3/1/23 to 6/1/32	802,806	898,676
7.5% 2/1/22 to 11/1/31	697,798	797,890

TOTAL FANNIE MAE		702,832,075

Freddie Mac - 5.2%
12 month U.S. LIBOR + 1.800% 3.55% 5/1/35 (c)(d)	244,508	256,174
6 month U.S. LIBOR + 1.655% 3.162% 4/1/35 (c)(d)	227,874	238,718
6 month U.S. LIBOR + 2.755% 4.287% 10/1/35 (c)(d)	87,136	92,438
U.S. TREASURY 1 YEAR INDEX + 2.248% 3.722% 1/1/35 (c)(d)	26,547	27,933
2.5% 7/1/31	2,439,774	2,397,699
3% 10/1/28 to 3/1/48	103,679,417	102,164,614
3.5% 6/1/27 to 9/1/46	129,083,479	130,683,323
3.5% 8/1/47	16,236,632	16,330,563
4% 6/1/24 to 4/1/46	89,529,281	92,619,707
4.5% 7/1/25 to 10/1/41	20,013,258	21,153,881
5% 4/1/38 to 7/1/41	11,518,068	12,487,667
5.5% 11/1/33 to 6/1/41	15,568,667	17,071,109
6% 7/1/37 to 8/1/37	499,569	557,301
6.5% 9/1/39	785,058	883,925
7.5% 9/1/18 to 6/1/32	258,809	291,956
8% 7/1/25 to 4/1/27	12,805	14,569
8.5% 6/1/20 to 5/1/22	956	1,025

TOTAL FREDDIE MAC		397,272,602

Ginnie Mae - 5.2%
3.5% 1/15/41 to 3/20/48	163,621,814	165,737,051
4.5% 5/15/39 to 5/20/41	27,372,371	28,897,871
5% 3/15/39 to 9/15/41	4,752,754	5,151,913
5.5% 3/15/38 to 12/15/38	831,002	919,557
7% 6/15/24 to 9/15/32	1,674,649	1,917,430
7.5% 3/15/22 to 8/15/28	356,948	396,396
8% 4/15/24 to 12/15/25	25,426	28,512
8.5% 8/15/29 to 11/15/31	55,170	64,625
3% 12/20/42 to 2/20/48	126,372,515	124,761,832
4% 9/15/40 to 8/20/47	63,102,516	65,438,905

TOTAL GINNIE MAE		393,314,092

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,523,443,840)		1,493,418,769

Asset-Backed Securities - 0.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)	$6,767,546	$6,714,900
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.2766% 6/15/32 (b)(c)(d)(f)	3,024,323	1,840,300
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	12,994,000	13,255,322
Class AA, 2.487% 12/16/41 (b)	3,025,458	2,966,701
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	888,116	888,288
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.1215% 3/25/32 (c)(d)	16,339	17,326
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.6665% 6/25/34 (c)(d)	47,160	47,712
Series 2004-7 Class AF5, 5.868% 1/25/35	558,576	563,893
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (c)(d)	21,396	21,062
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	4,836,878	4,810,971
Class A2II, 4.03% 11/20/47 (b)	8,179,500	8,281,770
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.6965% 3/25/34 (c)(d)	1,134	1,019
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (b)(c)(d)	133,869	130,209
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (b)	6,242,207	6,251,945
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.125% 2.9965% 7/25/33 (c)(d)	1,654,040	1,661,495
Morgan Stanley ABS Capital I Trust:
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 4.0465% 7/25/34 (c)(d)	88,197	86,451
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.7465% 9/25/34 (c)(d)	104,082	102,668
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.3815% 9/25/35 (c)(d)	928,000	922,636
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (c)(d)	10,741	10,732
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4807% 9/25/34 (c)(d)	18,730	17,985
TOTAL ASSET-BACKED SECURITIES
(Cost $49,375,538)		48,593,385

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7314% 2/25/37 (c)(d)	156,768	153,909
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.9107% 7/25/35 (c)(d)	537,646	532,483
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (c)(d)	10,847	10,726

TOTAL PRIVATE SPONSOR		697,118

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	798,322	831,831
Series 1999-57 Class PH, 6.5% 12/25/29	916,218	1,015,203

TOTAL U.S. GOVERNMENT AGENCY		1,847,034

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,283,398)		2,544,152

Commercial Mortgage Securities - 0.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (c)(g)	119,254	995
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 3.1465% 12/25/33 (b)(c)(d)	11,367	11,315
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.2715% 11/25/35 (b)(c)(d)	93,911	90,388
Class M2, 1 month U.S. LIBOR + 0.490% 2.3615% 11/25/35 (b)(c)(d)	20,481	19,676
Class M3, 1 month U.S. LIBOR + 0.510% 2.3815% 11/25/35 (b)(c)(d)	18,357	17,574
Class M4, 1 month U.S. LIBOR + 0.600% 2.4715% 11/25/35 (b)(c)(d)	22,909	21,955
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2615% 1/25/36 (b)(c)(d)	342,273	320,943
Class B1, 1 month U.S. LIBOR + 1.400% 3.2715% 1/25/36 (b)(c)(d)	14,484	11,271
Class M1, 1 month U.S. LIBOR + 0.450% 2.3215% 1/25/36 (b)(c)(d)	110,475	102,892
Class M2, 1 month U.S. LIBOR + 0.470% 2.3415% 1/25/36 (b)(c)(d)	33,042	30,520
Class M3, 1 month U.S. LIBOR + 0.500% 2.3715% 1/25/36 (b)(c)(d)	48,396	44,308
Class M4, 1 month U.S. LIBOR + 0.610% 2.4815% 1/25/36 (b)(c)(d)	25,199	23,055
Class M5, 1 month U.S. LIBOR + 0.650% 2.5215% 1/25/36 (b)(c)(d)	25,199	19,213
Class M6, 1 month U.S. LIBOR + 0.700% 2.5715% 1/25/36 (b)(c)(d)	26,868	20,625
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.9214% 4/25/36 (b)(c)(d)	50,047	47,585
Class M6, 1 month U.S. LIBOR + 0.640% 2.2014% 4/25/36 (b)(c)(d)	16,846	15,880
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.1815% 7/25/36 (b)(c)(d)	43,058	40,662
Class M2, 1 month U.S. LIBOR + 0.330% 2.2015% 7/25/36 (b)(c)(d)	30,347	28,691
Class M3, 1 month U.S. LIBOR + 0.350% 2.2215% 7/25/36 (b)(c)(d)	23,833	22,466
Class M4, 1 month U.S. LIBOR + 0.420% 2.2915% 7/25/36 (b)(c)(d)	16,048	15,187
Class M5, 1 month U.S. LIBOR + 0.470% 2.3415% 7/25/36 (b)(c)(d)	19,702	18,585
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (b)(c)(d)	14,185	11,417
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 12/25/36 (b)(c)(d)	736,132	696,598
Class M1, 1 month U.S. LIBOR + 0.290% 1.9107% 12/25/36 (b)(c)(d)	53,159	48,778
Class M2, 1 month U.S. LIBOR + 0.310% 1.9307% 12/25/36 (b)(c)(d)	33,744	29,940
Class M3, 1 month U.S. LIBOR + 0.340% 1.9607% 12/25/36 (b)(c)(d)	34,206	29,065
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (b)(c)(d)	139,650	129,770
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8314% 7/25/37 (b)(c)(d)	617,112	589,646
Class A2, 1 month U.S. LIBOR + 0.320% 1.8814% 7/25/37 (b)(c)(d)	578,087	547,710
Class M1, 1 month U.S. LIBOR + 0.370% 1.9314% 7/25/37 (b)(c)(d)	193,467	174,182
Class M2, 1 month U.S. LIBOR + 0.410% 1.9714% 7/25/37 (b)(c)(d)	74,411	65,690
Class M3, 1 month U.S. LIBOR + 0.490% 2.0514% 7/25/37 (b)(c)(d)	59,827	47,367
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.9107% 7/25/37 (b)(c)(d)	208,138	194,416
Class M1, 1 month U.S. LIBOR + 0.310% 1.9307% 7/25/37 (b)(c)(d)	108,923	99,482
Class M2, 1 month U.S. LIBOR + 0.340% 1.9607% 7/25/37 (b)(c)(d)	115,553	103,335
Class M3, 1 month U.S. LIBOR + 0.370% 1.9907% 7/25/37 (b)(c)(d)	189,195	162,991
Class M4, 1 month U.S. LIBOR + 0.500% 2.1207% 7/25/37 (b)(c)(d)	296,698	247,913
Class M5, 1 month U.S. LIBOR + 0.600% 2.2207% 7/25/37 (b)(c)(d)	110,486	104,039
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (b)	6,311,000	6,307,493
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(c)	7,520,000	7,532,412
Class CFX, 3.3822% 12/15/34 (b)(c)	6,312,000	6,301,728
Class DFX, 3.3822% 12/15/34 (b)(c)	5,350,000	5,313,392
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(c)	7,491,000	7,341,696
Class B, 4.181% 11/15/34 (b)	2,644,000	2,611,863
Class C, 5.205% 11/15/34 (b)	1,854,000	1,856,784
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $41,376,674)		41,471,493

Municipal Securities - 1.0%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	1,730,000	1,732,993
4.95% 6/1/23	11,575,000	11,964,615
Series 2010-1, 6.63% 2/1/35	11,315,000	11,768,958
Series 2010-3:
6.725% 4/1/35	16,145,000	16,920,606
7.35% 7/1/35	8,115,000	8,857,279
Series 2010-5, 6.2% 7/1/21	3,016,000	3,120,022
Series 2011, 5.877% 3/1/19	19,560,000	19,983,474
Series 2013, 3.6% 12/1/19	4,360,000	4,360,523
TOTAL MUNICIPAL SECURITIES
(Cost $80,413,396)		78,708,470

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 4.625% 1/13/28 (Cost $15,601,057)	$15,661,000	$15,347,780

Bank Notes - 1.1%
Capital One NA 2.95% 7/23/21	10,312,000	10,157,612
Citizens Bank NA 2.3% 12/3/18	5,669,000	5,649,434
Discover Bank:
(Delaware) 3.2% 8/9/21	$12,373,000	$12,234,596
3.1% 6/4/20	10,724,000	10,683,300
8.7% 11/18/19	1,160,000	1,255,881
KeyBank NA:
2.25% 3/16/20	20,000,000	19,738,394
6.95% 2/1/28	850,000	1,047,950
PNC Bank NA 2.3% 6/1/20	3,650,000	3,594,738
Regions Bank 7.5% 5/15/18	18,822,000	18,926,661
TOTAL BANK NOTES
(Cost $83,590,355)		83,288,566
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.72% (h)
(Cost $104,359,537)	104,344,364	104,365,233
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $7,716,073,172)		7,639,731,884
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,336,070)
NET ASSETS - 100%		$7,629,395,814

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 4/1/48
(Proceeds $32,389,723)	$(31,700,000)	$(32,527,237)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$8,098	$463	$0	$463

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,214,196 or 3.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,541.

 (f) Level 3 security

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$883,469
Total	$883,469

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,504,741,745	$--	$2,504,741,745	$--
U.S. Government and Government Agency Obligations	3,267,252,291	--	3,267,252,291	--
U.S. Government Agency - Mortgage Securities	1,493,418,769	--	1,493,418,769	--
Asset-Backed Securities	48,593,385	--	46,753,085	1,840,300
Collateralized Mortgage Obligations	2,544,152	--	2,544,152	--
Commercial Mortgage Securities	41,471,493	--	41,471,493	--
Municipal Securities	78,708,470	--	78,708,470	--
Foreign Government and Government Agency Obligations	15,347,780	--	15,347,780	--
Bank Notes	83,288,566	--	83,288,566	--
Money Market Funds	104,365,233	104,365,233	--	--
Total Investments in Securities:	$7,639,731,884	$104,365,233	$7,533,526,351	$1,840,300
Derivative Instruments:
Assets
Swaps	$463	$--	$463	$--
Total Assets	$463	$--	$463	$--
Total Derivative Instruments:	$463	$--	$463	$--
Other Financial Instruments:
TBA Sale Commitments	$(32,527,237)	$--	$(32,527,237)	$--
Total Other Financial Instruments:	$(32,527,237)	$--	$(32,527,237)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$463	$0
Total Credit Risk	463	0
Total Value of Derivatives	$463	$0

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,611,713,635)	$7,535,366,651
Fidelity Central Funds (cost $104,359,537)	104,365,233
Total Investment in Securities (cost $7,716,073,172)		$7,639,731,884
Cash		22,641,275
Receivable for investments sold		1,700
Receivable for TBA sale commitments		32,389,723
Receivable for fund shares sold		561,368
Interest receivable		47,220,152
Distributions receivable from Fidelity Central Funds		127,351
Bi-lateral OTC swaps, at value		463
Other receivables		2,802
Total assets		7,742,676,718
Liabilities
TBA sale commitments, at value	$32,527,237
Payable for investments purchased on a delayed delivery basis	71,854,098
Payable for fund shares redeemed	8,864,364
Distributions payable	57
Other payables and accrued expenses	35,148
Total liabilities		113,280,904
Net Assets		$7,629,395,814
Net Assets consist of:
Paid in capital		$7,719,483,882
Undistributed net investment income		808,991
Accumulated undistributed net realized gain (loss) on investments		(14,418,720)
Net unrealized appreciation (depreciation) on investments		(76,478,339)
Net Assets, for 71,561,931 shares outstanding		$7,629,395,814
Net Asset Value, offering price and redemption price per share ($7,629,395,814 ÷ 71,561,931 shares)		$106.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Interest		$113,301,313
Income from Fidelity Central Funds		883,469
Total income		114,184,782
Expenses
Custodian fees and expenses	$52,332
Independent directors' fees and expenses	14,201
Miscellaneous	147
Total expenses before reductions	66,680
Expense reductions	(2,499)	64,181
Net investment income (loss)		114,120,601
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,244,245)
Fidelity Central Funds	14,873
Swaps	92
Total net realized gain (loss)		(10,229,280)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(160,707,108)
Fidelity Central Funds	(14,873)
Swaps	600
Delayed delivery commitments	(159,824)
Total change in net unrealized appreciation (depreciation)		(160,881,205)
Net gain (loss)		(171,110,485)
Net increase (decrease) in net assets resulting from operations		$(56,989,884)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,120,601	$180,780,270
Net realized gain (loss)	(10,229,280)	7,336,170
Change in net unrealized appreciation (depreciation)	(160,881,205)	(75,542,806)
Net increase (decrease) in net assets resulting from operations	(56,989,884)	112,573,634
Distributions to shareholders from net investment income	(107,253,201)	(187,351,432)
Distributions to shareholders from net realized gain	(3,572,452)	(6,966,647)
Total distributions	(110,825,653)	(194,318,079)
Affiliated share transactions
Proceeds from sales of shares	982,975,488	813,176,755
Reinvestment of distributions	110,825,596	194,316,702
Cost of shares redeemed	(721,573,875)	(549,788,903)
Net increase (decrease) in net assets resulting from share transactions	372,227,209	457,704,554
Total increase (decrease) in net assets	204,411,672	375,960,109
Net Assets
Beginning of period	7,424,984,142	7,049,024,033
End of period	$7,629,395,814	$7,424,984,142
Other Information
Undistributed net investment income end of period	$808,991	$–
Distributions in excess of net investment income end of period	$–	$(6,058,409)
Shares
Sold	9,103,922	7,560,615
Issued in reinvestment of distributions	1,029,122	1,800,569
Redeemed	(6,778,298)	(5,101,743)
Net increase (decrease)	3,354,746	4,259,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$108.86	$110.23	$105.97	$107.08	$105.37	$109.14
Income from Investment Operations
Net investment income (loss)A	1.585	2.761	3.479	3.267	2.918	2.588
Net realized and unrealized gain (loss)	(2.295)	(1.152)	4.135	(1.220)	1.591	(3.850)
Total from investment operations	(.710)	1.609	7.614	2.047	4.509	(1.262)
Distributions from net investment income	(1.489)	(2.868)	(3.354)	(3.157)	(2.799)	(2.508)
Distributions from net realized gain	(.051)	(.111)	–	–	–	–
Total distributions	(1.540)	(2.979)	(3.354)	(3.157)	(2.799)	(2.508)
Net asset value, end of period	$106.61	$108.86	$110.23	$105.97	$107.08	$105.37
Total ReturnB,C	(.66)%	1.52%	7.31%	1.90%	4.32%	(1.18)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.95%G	2.56%	3.24%	3.03%	2.74%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$7,629,396	$7,424,984	$7,049,024	$7,432,257	$7,666,801	$6,906,153
Portfolio turnover rateH	72%G	98%	108%	395%	341%	321%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$69,064,192
Gross unrealized depreciation	(145,554,088)
Net unrealized appreciation (depreciation)	$(76,489,896)
Tax cost	$7,716,084,729

The Fund elected to defer to its next fiscal year approximately $731,349 of capital losses recognized during the period November 1, 2016 to September 30, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$92	$600
Total Credit Risk	92	600
Totals	$92	$600

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $335,197,478 and $413,256,127, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $95.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,404.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Actual	.0017%	$1,000.00	$993.40	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Inflation-Protected Bond Index Central Fund Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Coupon Distribution as of March 31, 2018

% of fund's investments
0.01 - 0.99%	78.8
1 - 1.99%	13.4
2 - 2.99%	7.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations*	100.0%

 * Inflation Protected Securities – 100.0%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 100.0%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$19,580,115	$21,504,092
2% 1/15/26	24,396,089	26,910,773
2.375% 1/15/25	33,492,286	37,468,202
2.375% 1/15/27	19,628,887	22,463,444
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	62,867,300	62,788,268
0.125% 4/15/20	62,915,790	62,634,779
0.125% 4/15/21	54,704,753	54,209,353
0.125% 1/15/22	50,495,349	49,920,866
0.125% 4/15/22	53,303,664	52,512,422
0.125% 7/15/22	52,081,117	51,518,738
0.125% 1/15/23	52,322,854	51,410,629
0.125% 7/15/24	50,882,330	49,663,561
0.125% 7/15/26	43,026,619	41,306,676
0.25% 1/15/25	51,002,224	49,828,695
0.375% 7/15/23	51,902,323	51,690,657
0.375% 7/15/25	50,946,113	50,254,805
0.375% 1/15/27	42,695,411	41,562,667
0.375% 7/15/27	42,160,554	41,082,574
0.5% 1/15/28	28,671,956	28,125,225
0.625% 7/15/21	45,748,916	46,271,072
0.625% 1/15/24	51,754,194	51,981,877
0.625% 1/15/26	45,879,220	45,825,366
1.125% 1/15/21	43,098,211	44,054,635
1.25% 7/15/20	37,679,237	38,658,337
1.375% 1/15/20	24,519,006	25,033,287
1.875% 7/15/19	20,217,712	20,750,055
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,126,985,711)		1,119,431,055
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.72% (a)
(Cost $392,424)	392,346	392,424
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,127,378,135)		1,119,823,479
NET OTHER ASSETS (LIABILITIES) - 0.0%		54,718
NET ASSETS - 100%		$1,119,878,197

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,921
Total	$3,921

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,119,431,055	$--	$1,119,431,055	$--
Money Market Funds	392,424	392,424	--	--
Total Investments in Securities:	$1,119,823,479	$392,424	$1,119,431,055	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	100.0%
Short-Term Investments and Net Other Assets	0.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,126,985,711)	$1,119,431,055
Fidelity Central Funds (cost $392,424)	392,424
Total Investment in Securities (cost $1,127,378,135)		$1,119,823,479
Receivable for investments sold		12,344,934
Receivable for fund shares sold		81,243
Interest receivable		1,386,139
Distributions receivable from Fidelity Central Funds		246
Total assets		1,133,636,041
Liabilities
Payable for investments purchased	$12,719,353
Payable for fund shares redeemed	1,035,179
Distributions payable	4
Other payables and accrued expenses	3,308
Total liabilities		13,757,844
Net Assets		$1,119,878,197
Net Assets consist of:
Paid in capital		$1,128,290,147
Undistributed net investment income		11,386,412
Accumulated undistributed net realized gain (loss) on investments		(12,243,706)
Net unrealized appreciation (depreciation) on investments		(7,554,656)
Net Assets, for 11,192,585 shares outstanding		$1,119,878,197
Net Asset Value, offering price and redemption price per share ($1,119,878,197 ÷ 11,192,585 shares)		$100.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Interest		$12,775,430
Income from Fidelity Central Funds		3,921
Total income		12,779,351
Expenses
Custodian fees and expenses	$5,112
Independent directors' fees and expenses	1,689
Miscellaneous	17
Total expenses before reductions	6,818
Expense reductions	(38)	6,780
Net investment income (loss)		12,772,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,568,358)
Total net realized gain (loss)		(1,568,358)
Change in net unrealized appreciation (depreciation) on investment securities		(9,930,191)
Net gain (loss)		(11,498,549)
Net increase (decrease) in net assets resulting from operations		$1,274,022

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,772,571	$17,901,860
Net realized gain (loss)	(1,568,358)	(1,827,817)
Change in net unrealized appreciation (depreciation)	(9,930,191)	(18,800,462)
Net increase (decrease) in net assets resulting from operations	1,274,022	(2,726,419)
Distributions to shareholders from net investment income	(1,221,010)	(1,586,941)
Distributions to shareholders from net realized gain	(17,676,610)	(4,139,159)
Total distributions	(18,897,620)	(5,726,100)
Affiliated share transactions
Proceeds from sales of shares	289,462,018	125,507,184
Reinvestment of distributions	18,897,620	5,726,014
Cost of shares redeemed	(140,228,814)	(114,931,748)
Net increase (decrease) in net assets resulting from share transactions	168,130,824	16,301,450
Total increase (decrease) in net assets	150,507,226	7,848,931
Net Assets
Beginning of period	969,370,971	961,522,040
End of period	$1,119,878,197	$969,370,971
Other Information
Undistributed net investment income end of period	$11,386,412	$–
Distributions in excess of net investment income end of period	$–	$(165,149)
Shares
Sold	2,896,703	1,232,458
Issued in reinvestment of distributions	188,247	57,141
Redeemed	(1,377,431)	(1,130,759)
Net increase (decrease)	1,707,519	158,840

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$102.20	$103.10	$98.28	$99.13	$98.55	$102.53
Income from Investment Operations
Net investment income (loss)A	1.402	1.870	1.322	.514	1.216	.964
Net realized and unrealized gain (loss)	(1.329)	(2.160)	3.516	(1.364)	(.636)	(4.944)
Total from investment operations	.073	(.290)	4.838	(.850)	.580	(3.980)
Distributions from net investment income	(.133)	(.165)	(.018)	–	–B	–
Distributions from net realized gain	(2.080)	(.445)	–	–	–	–
Total distributions	(2.213)	(.610)	(.018)	–	–B	–
Net asset value, end of period	$100.06	$102.20	$103.10	$98.28	$99.13	$98.55
Total ReturnC,D	.07%	(.27)%	4.92%	(.86)%	.59%	(3.88)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	2.79%H	1.84%	1.32%	.52%	1.22%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$1,119,878	$969,371	$961,522	$620,135	$271,612	$294,750
Portfolio turnover rateI	40%H	29%	28%	30%	54%	95%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,273,301
Gross unrealized depreciation	(10,116,877)
Net unrealized appreciation (depreciation)	$(8,843,576)
Tax cost	$1,128,667,055

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(728,258)
Long-term	(1,724,017)
Total capital loss carryforward	$(2,452,275)

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $12.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $26.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Actual	.0015%	$1,000.00	$1,000.70	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IPB-SANN-0518
1.938136.106

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 24, 2018